Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Jan-21	Distribution Date	16-Feb-21
Collection Period End	31-Jan-21	30/360 Days	30
Beg. of Interest Period	15-Jan-21	Actual/360 Days	32
End of Interest Period	16-Feb-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	210,085,720.21	176,907,706.02	0.1957777
Total Securities		903,615,410.40	210,085,720.21	176,907,706.02	0.1957777
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.276500%	75,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	3.250000%	261,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	3.350000%	75,000,000.00	56,470,309.81	23,292,295.62	0.3105639
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	33,178,014.19	157,646.28	442.3735225	2.1019504
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,178,014.19	157,646.28

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					2,781,227.59
Monthly Interest					1,381,073.89

Total Monthly Payments					4,162,301.48
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					139,387.07
Aggregate Sales Proceeds Advance					10,753,650.87

Total Advances					10,893,037.94
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					31,754,384.15
Excess Wear and Tear and Excess Mileage					208,434.55
Remaining Payoffs					0.00
Net Insurance Proceeds					199,820.77
Residual Value Surplus					2,814,759.76

Total Collections					50,032,738.65

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		10,349,488.69			624
Involuntary Repossession		82,174.00			5
Voluntary Repossession		—			—
Full Termination		11,269,119.00			704
Bankruptcty		27,656.00			2
Insurance Payoff			197,616.92		11
Customer Payoff				450,732.44	28
Grounding Dealer Payoff				9,643,927.12	589
Dealer Purchase				1,929,454.23	106

Total		21,728,437.69	197,616.92	12,024,113.79	2,069

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	13,320	251,710,481.14	7.00000%	210,085,720.21
Total Depreciation Received		(4,036,029.08)		(3,210,217.13)
Principal Amount of Gross Losses	(23)	(381,688.04)		(324,500.87)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(535)	(10,263,164.47)		(8,529,228.73)
Scheduled Terminations	(1,515)	(25,494,391.88)		(21,114,067.46)

Pool Balance - End of Period	11,247	211,535,207.67		176,907,706.02
Remaining Pool Balance
Lease Payment				14,334,485.46
Residual Value				162,573,220.56

Total				176,907,706.02

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	50,032,738.65
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	50,032,738.65
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	198,234.02
3. Reimbursement of Sales Proceeds Advance	10,164,102.00
4. Servicing Fee:
Servicing Fee Due	175,071.43
Servicing Fee Paid	175,071.43
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	10,537,407.45
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	157,646.28
Class A-4 Notes Monthly Interest Paid	157,646.28
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	157,646.28
Total Note and Certificate Monthly Interest Paid	157,646.28
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	39,337,684.92
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,178,014.19
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	33,178,014.19
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,159,670.73

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,159,670.73
Gross Reserve Account Balance			10,677,747.78
Remaining Available Collections Released to Seller			6,159,670.73
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.46
Monthly Prepayment Speed			100%
Lifetime Prepayment Speed			70%

		$	units
Recoveries of Defaulted and Casualty Receivables		432,847.74
Securitization Value of Defaulted Receivables and Casualty Receivables		324,500.87	23
Aggregate Defaulted and Casualty Gain (Loss)		108,346.87
Pool Balance at Beginning of Collection Period		210,085,720.21
Net Loss Ratio
Current Collection Period		0.0516%
Preceding Collection Period		0.0305%
Second Preceding Collection Period		-0.0171%
Third Preceding Collection Period		0.0455%
Cumulative Net Losses for all Periods		0.1817%	1,642,070.00

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.44%	915,705.30	63
61-90 Days Delinquent	0.30%	632,523.02	49
91-120 Days Delinquent	0.11%	222,312.91	16
More than 120 Days	0.03%	62,218.85	5

Total Delinquent Receivables:	0.84%	1,832,760.08	133

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.44%	0.53%
Preceding Collection Period		0.36%	0.39%
Second Preceding Collection Period		0.29%	0.30%
Third Preceding Collection Period		0.24%	0.25%
60 Day Delinquent Receivables		932,217.38
Delinquency Percentage		0.44%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		21,618,607.69	1,328
Securitization Value		19,011,538.76	1,328

Aggregate Residual Value Surplus (Loss)		2,607,068.93

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		314,126,584.36	19,586
Cumulative Securitization Value		295,926,859.69	19,586

Cumulative Residual Value Surplus (Loss)		18,199,724.67

Book Amount of Extensions		263,222.11
Number of Extensions		14

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,206,697.47
Reimbursement of Outstanding Advance			10,164,102.00
Additional Advances for current period			10,753,650.87

Ending Balance of Residual Advance			14,796,246.34

Beginning Balance of Payment Advance			379,642.72
Reimbursement of Outstanding Payment Advance			198,234.02
Additional Payment Advances for current period			139,387.07

Ending Balance of Payment Advance			320,795.77

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO